Property, Plant and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Impairment loss	$ 3,682,789	$ 4,408,037	[1]	[1]
Net book value		$ 447,000

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Handshake (Note 27).